Loans and Leases - Schedule of Credit Quality Indicator, Loan Class and Year of Origination the Amortized Cost Basis of Loans And Leases (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	$ 43,125,139,000	$ 42,883,598,000
Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	39,574,972,000	39,426,187,000
Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	3,550,167,000	3,457,411,000
Pass | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	36,838,468,000	37,443,813
Pass | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	3,491,550,000	3,428,351,000
Special Mention | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	1,679,911,000	1,228,338
Special Mention | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	2,071,000	2,842,000
Substandard | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	1,056,593,000	754,036,000
Substandard | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	56,546,000	26,218,000
2021
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	2,342,148,000
2021 | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	2,092,263,000
2021 | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	249,885,000
2021 | Pass | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	2,092,263,000
2021 | Pass | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	249,885,000
Prior to 2017
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	10,961,387,000
Prior to 2017 | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	10,711,949,000
Prior to 2017 | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	249,438,000
Prior to 2017 | Pass | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	9,238,124,000
Prior to 2017 | Pass | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	235,594,000
Prior to 2017 | Special Mention | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	969,925,000
Prior to 2017 | Substandard | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	503,900,000
Prior to 2017 | Substandard | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	13,844,000
2020
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	10,607,260,000	10,798,441,000
2020 | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	9,600,268,000	9,832,498,000
2020 | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	1,006,992,000	965,943,000
2020 | Pass | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	9,587,201,000	9,819,431,000
2020 | Pass | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	1,004,860,000	962,956,000
2020 | Special Mention | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	13,067,000	13,067
2020 | Substandard | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	2,132,000	2,987,000
2019
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	7,524,384,000	7,720,394,000
2019 | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	6,840,984,000	6,957,848
2019 | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	683,400,000	762,546,000
2019 | Pass | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	6,432,567,000	6,719,587,000
2019 | Pass | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	679,606,000	757,220,000
2019 | Special Mention | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	215,301,000	116,400
2019 | Special Mention | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	71,000	42,000
2019 | Substandard | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	193,116,000	121,861
2019 | Substandard | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	3,723,000	5,284,000
2018
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	6,218,188,000	6,523,263,000
2018 | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	6,067,158,000	6,340,027
2018 | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	151,030,000	183,236,000
2018 | Pass | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	5,472,277,000	5,986,476,000
2018 | Pass | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	149,190,000	180,133,000
2018 | Special Mention | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	345,152,000	176,428
2018 | Substandard | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	249,729,000	177,123
2018 | Substandard | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	1,840,000	3,103,000
2017
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	4,446,355,000	4,708,513,000
2017 | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	4,242,168,000	4,485,992,000
2017 | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	204,187,000	222,521,000
2017 | Pass | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	3,995,854,000	4,260,433,000
2017 | Pass | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	195,499,000	209,963,000
2017 | Special Mention | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	136,466,000	164,635
2017 | Substandard | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	109,848,000	60,924
2017 | Substandard | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	8,688,000	12,558,000
2016
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		3,743,955,000
2016 | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		3,616,023,000
2016 | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		127,932,000
2016 | Pass | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		3,062,012,000
2016 | Pass | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		126,680,000
2016 | Special Mention | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		332,176
2016 | Substandard | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		221,835,000
2016 | Substandard | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		1,252,000
Prior to 2016
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		8,315,224,000
Prior to 2016 | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		8,169,191,000
Prior to 2016 | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		146,033,000
Prior to 2016 | Pass | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		7,571,266,000
Prior to 2016 | Pass | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		144,999,000
Prior to 2016 | Special Mention | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		425,632
Prior to 2016 | Substandard | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		172,293,000
Prior to 2016 | Substandard | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis		1,034,000
Revolving Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	1,025,417,000	1,073,808,000
Revolving Loans | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	20,182,000	24,608,000
Revolving Loans | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	1,005,235,000	1,049,200,000
Revolving Loans | Pass | Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	20,182,000	24,608
Revolving Loans | Pass | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	976,916,000	1,046,400,000
Revolving Loans | Special Mention | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	2,000,000	$ 2,800,000
Revolving Loans | Substandard | Other Loans
Financing Receivable, Recorded Investment [Line Items]
Loans and lease receivable amortized cost basis	$ 26,319,000